Concentrations of Credit Risk (Details) - institution			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Number of institutions in which company holds its cash and cash equivalents	2						2
Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue Benchmark | Customer Concentration Risk | Six Payers
Concentration Risk [Line Items]
Concentration risk percentage			84.00%	85.00%	82.00%	82.00%	75.00%	74.00%	69.00%
Accounts Receivable | Customer Concentration Risk | Six Payers
Concentration Risk [Line Items]
Concentration risk percentage	71.00%	70.00%					70.00%	69.00%	68.00%